INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financing Receivable, Past Due [Line Items]
Amortization of intangible assets	$ 60,487	$ 63,460	$ 82,472
Intangible Assets [Member]
Financing Receivable, Past Due [Line Items]
Loan from bank	4,600,000
Collateral to secure loan	$ 1,700,000